OPERATING EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses And Administration Fee [Line Items]
Paid expenses incurred in connection with the organization of the Partnership	$ 590,508	$ 741,338
Partnership [Member]
Operating Expenses And Administration Fee [Line Items]
Operating expense fee, percentage per annum	0.50%
Paid expenses incurred in connection with the organization of the Partnership	$ 401,328	$ 486,931